Schedule of Estimated Values of Stock Option Grants Valuation Assumptions (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
April 30, 2015 Grant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	1.43%	1.43%
Weighted average expected term	5 years	5 years
Expected volatility	143.10%	143.10%
Expected dividend yield	0.00%	0.00%
January 1, 2016 Grant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	1.76%	1.76%
Weighted average expected term	5 years	5 years
Expected volatility	134.18%	134.18%
Expected dividend yield	0.00%	0.00%
February 10, 2016 Grant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	1.15%	1.15%
Weighted average expected term	5 years	5 years
Expected volatility	132.97%	132.97%
Expected dividend yield	0.00%	0.00%
December 6, 2016 Grant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	1.84%	1.84%
Weighted average expected term	5 years	5 years
Expected volatility	123.82%	123.82%
Expected dividend yield	0.00%	0.00%
September 25, 2017 Grant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	1.85%	1.85%
Weighted average expected term	5 years	5 years
Expected volatility	130.79%	130.79%
Expected dividend yield	0.00%	0.00%
January 30, 2019 Grant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	2.54%	2.54%
Weighted average expected term	5 years	5 years
Expected volatility	115.80%	115.80%
Expected dividend yield	0.00%	0.00%
March 11, 2019 Grant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	2.44%	2.44%
Weighted average expected term	5 years	5 years
Expected volatility	116.46%	116.46%
Expected dividend yield	0.00%	0.00%
September 2, 2020 Grant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk-free interest rate	0.26%	0.26%
Weighted average expected term	5 years	5 years
Expected volatility	121.33%	121.33%
Expected dividend yield	0.00%	0.00%